Trade and other receivables (Tables)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Summary of detailed information about trade and other receivables

	2023	2022

Trade receivables	$12,798	$10,659

Sales taxes receivable	220	538

Other receivables	5	848

	$ 13,023	$ 12,045